PROVISION FOR WARRANTY COST (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Warranty Cost
Schedule of provision for warranty cost

$
Balance at December 31, 2020	800
Additions	1,598
Warranty claims applied	(1,073)
Change in estimate of warranty provision	344
Change in foreign exchange	—
Balance at December 31, 2021	1,669
Additions	499
Warranty claims applied	(841)
Change in estimate of warranty provision	421
Change in foreign exchange	(39)
Balance at December 31, 2022	1,709
Less: Current portion	1,585
Long-term portion of warranty provision	124